Vessels	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels
6. Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2024	$2,467,396	$69,938	$2,537,334
Additions	—	32,985	32,985
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	2,467,396	86,045	2,553,441
Vessel additions on acquisition	85,019	—	85,019
Additions	—	26,977	26,977
Transfer to assets held for sale	(58,276)	—	(58,276)
Write-offs of fully amortized assets	—	(13,587)	(13,587)
Disposals	(97,959)	(3,810)	(101,769)
December 31, 2025	2,396,180	95,625	2,491,805

Accumulated Depreciation and Amortization
January 1, 2024	743,334	39,618	782,952
Charge for the period	111,012	22,748	133,760
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	854,346	45,488	899,834
Charge for the period	111,063	23,147	134,210
Transfer to assets held for sale	(50,515)	—	(50,515)
Write-offs of fully amortized assets	—	(13,587)	(13,587)
Disposals	(75,902)	(3,280)	(79,182)
December 31, 2025	838,992	51,768	890,760

Net Book Value
December 31, 2023	$1,724,062	$30,320	$1,754,382
December 31, 2024	$1,613,050	$40,557	$1,653,607
December 31, 2025	$1,557,188	$43,857	$1,601,045

The cost and net book value of the 29 vessels that were contracted under time charter agreements was $1,539 million and $974 million, respectively, as at December 31, 2025 (December 31, 2024: $1,676 million and $1,084 million, respectively, for 32 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured term loan and revolving credit facilities (see "Note 11. Secured Term Loan Facilities and Revolving Credit Facilities" to the consolidated financial statements) was $1,430 million as of December 31, 2025 (December 31, 2024: $1,382 million).

On January 7, 2025, the Company entered into an agreement to acquire three German-built 17,000 cubic meter capacity, ethylene-capable liquefied gas vessels (the "Purchased Vessels"). On February 19, 2025, the Company acquired the first of the three Purchased Vessels, now renamed Navigator Hyperion for $27.4 million. On February 24, 2025, the Company acquired the second of the Purchased Vessels, now renamed Navigator Titan for $27.4 million. On March 17, 2025 the Company acquired the third of the Purchased Vessels, now renamed Navigator Vesta, for $29.2 million.

On May 13, 2025, the Company sold and delivered Navigator Venus, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize vessel to a third party for net proceeds of $17.5 million and recognized a profit on sale of $12.6 million.

On September 08, 2025, the Company sold and delivered Navigator Gemini, a 2009-built 20,750 cbm semi-refrigerated handysize vessel to a third party for net proceeds of $30.3 million and recognized a profit on sale of $12.6 million.

The Navigator Saturn, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize gas carrier was held for sale at December 31, 2025, and was subsequently sold and delivered on January 28, 2026.

The Happy Falcon, a 2002-built 3,770 cbm semi-refrigerated small gas carrier was held for sale at December 31, 2025 and was subsequently sold and delivered on January 28, 2026.